Costs and Estimated Earnings on Uncompleted Contracts (Details 1) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Costs and estimated earnings amounts on uncompleted contracts included in balance sheets
Costs and estimated earnings in excess of billings on uncompleted contracts
Billings in excess of cost and estimated earnings on uncompleted contracts			(28,024)	(3,500)
Cost in excess of billing on uncompleted contracts, net			(28,024)	$ (3,500)
Successor [Member]
Costs and estimated earnings amounts on uncompleted contracts included in balance sheets
Costs and estimated earnings in excess of billings on uncompleted contracts	$ 25,753
Billings in excess of cost and estimated earnings on uncompleted contracts	(111,353)	$ (42,764)
Cost in excess of billing on uncompleted contracts, net	$ (85,600)
Predecessor [Member]
Costs and estimated earnings amounts on uncompleted contracts included in balance sheets
Costs and estimated earnings in excess of billings on uncompleted contracts
Billings in excess of cost and estimated earnings on uncompleted contracts		$ (42,674)	(28,024)
Cost in excess of billing on uncompleted contracts, net			$ (28,024)